Convertible Preference Share Liabilities (Details) - USD ($)					12 Months Ended
	Jul. 02, 2025	Feb. 20, 2024	Sep. 30, 2023	Sep. 19, 2023	Dec. 31, 2024	Jun. 30, 2025
Convertible Preference Shares Liabilities [Line Items]
Share purchase warrants	3,470,054
Convertible preference shares, description					The Company may, at its option, force conversion of the Preference Shares in whole or in part if the VWAP (as defined in the certificate of designation for the Preference Shares (the “Certificate of Designation”)) is at least 200% of the then in effect Conversion Price (as defined in the Certificate of Designation) for each Trading Day (as defined in the Certificate of Designation) during any 10 consecutive Trading Day period, provided that certain volume thresholds and other conditions set forth in the Certificate of Designation are met, subject certain other limitations. Each Preference Share may be converted into the number of ordinary shares obtained by dividing $1,000 by the then in effect Conversion Price (as defined in the Certificate of Designation). The Conversion Price is initially $12.50 per ordinary share, subject to appropriate adjustment in the event of certain share dividends and distributions, share splits, share combinations, reclassifications or similar events affecting our ordinary shares and also upon any distributions of assets, including cash, shares or other property to our shareholders.
Reverse stock split, description					the period ended June 30, 2024
Series A Convertible Preference Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued				25,000
Private warrants (in Dollars)					$ 1,000
Series A Ordinary Share [Member]
Convertible Preference Shares Liabilities [Line Items]
Share purchase warrants				20,000,000
Series B Convertible Preference Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued		10,000
Share purchase warrants		8,250,000
Purchase agreement (in Dollars)					$ 1,000
Convertible Preferrence Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued					13,114
Ordinary Shares [Member]
Convertible Preference Shares Liabilities [Line Items]
Shares issued	2,529,946					73,500,000
Converted shares					1,246,939
Securities Purchase Agreement [Member]
Convertible Preference Shares Liabilities [Line Items]
Purchase agreement (in Dollars)			$ 25,000,000